Goodwill - Schedule of Goodwill Allocated (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Goodwill	$ 2,384.0	$ 2,346.4
Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	2,384.0	2,346.4
Cash-generating units | Canada
Disclosure of information for cash-generating units [line items]
Goodwill	359.5	359.5
Cash-generating units | United States
Disclosure of information for cash-generating units [line items]
Goodwill	1,452.4	1,408.0
Cash-generating units | Foreign countries [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 572.1	$ 578.9